Classification of Financial Instruments - Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
At beginning of year	£ 138	£ 122
Exchange differences	1	(4)
Acquisition of investments and other receivable	4	6
Fair value movements	24	14
Disposal of investments	(54)
At end of year	113	138
Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
At beginning of year	234	304
Exchange differences	2	(11)
Acquisition of investments and other receivable	4	6
Fair value movements	30	40
Disposal of investments	(70)	(105)
At end of year	200	234
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
At beginning of year	138
Exchange differences	1
Acquisition of investments and other receivable	4
Fair value movements	24
Disposal of investments	(54)
At end of year	113	138
Level 3 of fair value hierarchy [member] | Other receivable [member]
Disclosure of financial assets [line items]
At beginning of year	96
Exchange differences	1
Fair value movements	6
Disposal of investments	(16)
At end of year	£ 87	£ 96